Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,984,000
Previously Paid Amount	0.00
Total Fee Amount	4,555.09
Total Offset Amount	0.00
Net Fee	4,555.09
Narrative - Max Aggregate Offering Price	$ 32,984,000
Final Prospectus	true